Investments - Summarized Financial Information of Equity Method Investments (FY) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020		Mar. 31, 2021	Mar. 31, 2020	Nov. 16, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total assets		$ 632,278	[1]	$ 534,843			$ 632,278	[1]	$ 373,156
Total liabilities		599,347	[1]	454,587			599,347	[1]	586,986
Total Equity		(82,190)	[1]	(37,204)			(82,190)	[1]
Net income (loss)	$ (94,221)	(94,221)		$ 19,928	$ (10,326)	$ (3,050)	(83,202)	[1]	59,998	$ 63,685
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total assets		30,860,617					30,860,617		28,594,587
Total liabilities		2,228,078					2,228,078		1,324,162
Total Equity		$ 28,632,539					28,632,539		27,270,425
Investment income							71,613		144,667	115,640
Expenses							249,401		218,037	200,914
Net investment income (loss)							(177,788)		(73,370)	(85,274)
Net realized and unrealized gain							2,423,252		2,055,007	1,465,984
Net income (loss)							$ 2,245,464		$ 1,981,637	$ 1,380,710

[1]	For discussion on the restatement adjustments, see Note 4.